Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2022
Parent company only condensed financial information
Schedule of condensed financial information of parent company

39   Parent company only condensed financial information (Continued)

(a)	Condensed Statements of Comprehensive Income

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Selling and marketing expenses	(2,374)	(439)	(387)
General and administrative expenses	(45,655)	(53,621)	(104,653)
Net impairment losses on amount due from subsidiaries	—	—	(465,457)
Other income, gains or loss‑net	7,780	834	2,555
Operating loss	(40,249)	(53,226)	(567,942)
Finance income/(costs) – net	4,564	(32)	(573)
Share of losses of joint venture	(2,283)	(2,896)	—
Share of losses of subsidiaries and VIEs	(1,314,998)	(1,225,545)	(303,759)
Loss before income tax	(1,352,966)	(1,281,699)	(872,274)
Income tax expenses	(642)	—	—
Loss for the year	(1,353,608)	(1,281,699)	(872,274)
Other comprehensive income, net of tax
Items that may be subsequently reclassified to profit or loss
– Foreign currency translation differences	(608,427)	(152,542)	69,454
– Changes in the fair value of debt instruments measured at fair value through other comprehensive income	(39)	(16)	5,324
Items that will not be subsequently reclassified to profit or loss
– Foreign currency translation differences	—	—	356,691
– Changes in the fair value of equity investments measured at fair value through other comprehensive income	—	(1,796)	—
Total comprehensive loss	(1,962,074)	(1,436,053)	(440,805)

39   Parent company only condensed financial information(Continued)

(b)	Condensed Balance Sheets

		As at December 31,
		2021	2022
	Note	RMB’000	RMB’000
ASSETS
Non‑current assets
Interest in subsidiaries	39(d)	1,280,946	1,764,074
Total non‑current assets		1,280,946	1,764,074

Current assets
Amount due from subsidiaries	39(d)	2,662,705	1,641,677
Prepayments and other receivables		246	448
Cash and cash equivalents		6,454	7,327
Total current assets		2,669,405	1,649,452
Total assets		3,950,351	3,413,526

EQUITY AND LIABILITIES
Equity
Share capital	24	78	78
Shares held for share incentive scheme	26	(80,102)	(149,544)
Reserves	25	10,512,631	10,953,072
Accumulated loss		(6,638,625)	(7,510,899)
Total equity		3,793,982	3,292,707

Liabilities
Non‑current liabilities
Trade and other payables		88,280	88,280
Total non‑current liabilities		88,280	88,280

Current liabilities
Trade and other paybles		68,089	32,539
Total current liabilities		68,089	32,539
Total liabilities		156,369	120,819
Total equity and liabilities		3,950,351	3,413,526

39	Parent company only condensed financial information (Continued)
(c)	Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cash used in operating activities
Cash used in operations	(5,230)	(51,132)	(139,011)
Net cash used in operating activities	(5,230)	(51,132)	(139,011)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired	(3,381,568)	(1,333,804)	(3,005,546)
Proceeds from loan to subsidiaries	85,694	1,350,654	3,218,655
Net cash (used in)/generated from investing activities	(3,295,874)	16,850	213,109

Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	—	9,257	1,161
Proceeds from issuance of ordinary shares	2,722,445	—	—
Payments for shares repurchase	—	—	(74,992)
Share issue transaction costs	(24,766)	—	—
Net cash generated from financing activities	2,697,679	9,257	(73,831)
Net (decrease)/increase in cash and cash equivalents	(603,425)	(25,025)	267
Cash and cash equivalents at the beginning of the year	634,507	31,857	6,454
Effects of exchange rate changes on cash and cash equivalents	775	(378)	606
Cash and cash equivalents at the end of year	31,857	6,454	7,327

Schedule of Interest in subsidiaries and amount due from subsidiaries

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Interest in subsidiaries
Equity investment in subsidiaries	1,280,946	1,764,074

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Amount due from subsidiaries
Loan receivables	2,662,705	1,641,677